Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Assets [Abstract]
Composition of Financial Assets

The following table details the composition of financial assets:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Receivables from financing activities	447	5,956
Other non-current financial assets	887	745
Other non-current financial assets	1,334	6,701

Fair value of derivatives financial instruments	49	19
Other securities	27,168	41,524
Other current financial assets	27,217	41,543

Financial Assets	28,551	48,244